Offerings - Offering: 1	Sep. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	275,000,000
Proposed Maximum Offering Price per Unit	0.0164
Maximum Aggregate Offering Price	$ 4,510,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 622.83
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $0.0164, the last reported sale price of the registrant's common stock on the OTCQB on September 10, 2026.